Note 11 - Fair Value Measurements - Quantitative Information (Details) - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2022 USD ($) yr
Estimated Undiscounted Cash Outflows [Member] | Secured Debt [Member] | Minimum [Member]
Measurement input | $	0.0
Estimated Undiscounted Cash Outflows [Member] | Secured Debt [Member] | Weighted Average [Member]
Measurement input | $	59,600
Estimated Undiscounted Cash Outflows [Member] | Secured Debt [Member] | Maximum [Member]
Measurement input | $	88,400
Estimated Undiscounted Cash Outflows [Member] | Unsecured Debt [Member] | Minimum [Member]
Measurement input | $	0.0
Estimated Undiscounted Cash Outflows [Member] | Unsecured Debt [Member] | Weighted Average [Member]
Measurement input | $	7,500
Estimated Undiscounted Cash Outflows [Member] | Unsecured Debt [Member] | Maximum [Member]
Measurement input | $	10,800
Measurement Input, Expected Term [Member] | Secured Debt [Member] | Minimum [Member]
Measurement input | yr	1.0
Measurement Input, Expected Term [Member] | Secured Debt [Member] | Weighted Average [Member]
Measurement input | yr	2.2
Measurement Input, Expected Term [Member] | Secured Debt [Member] | Maximum [Member]
Measurement input | yr	2.5
Measurement Input, Expected Term [Member] | Unsecured Debt [Member] | Minimum [Member]
Measurement input | yr	1.5
Measurement Input, Expected Term [Member] | Unsecured Debt [Member] | Weighted Average [Member]
Measurement input | yr	2.3
Measurement Input, Expected Term [Member] | Unsecured Debt [Member] | Maximum [Member]
Measurement input | yr	2.5
Estimated Probabilities [Member] | Secured Debt [Member] | Minimum [Member]
Measurement input	0.05
Estimated Probabilities [Member] | Secured Debt [Member] | Weighted Average [Member]
Measurement input	0.17
Estimated Probabilities [Member] | Secured Debt [Member] | Maximum [Member]
Measurement input	0.35
Estimated Probabilities [Member] | Unsecured Debt [Member] | Minimum [Member]
Measurement input	0.05
Estimated Probabilities [Member] | Unsecured Debt [Member] | Weighted Average [Member]
Measurement input	0.18
Estimated Probabilities [Member] | Unsecured Debt [Member] | Maximum [Member]
Measurement input	0.35